Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Provision for income tax	$ 1,650	$ 1,650
Federal operating loss carry forwards	108,300,000	105,200,000
State operating loss carry forward	$ 62,100,000	60,500,000
Ownership change percentage	50.00%
Accrued interest or penalties
Unrecognized tax benefits
Federal [Member]
Operating loss carryforwards, expiration date	Jul. 31, 2038
Federal [Member] | Carried Forward Indefinitely [Member]
Federal operating loss carry forwards	$ 3,100,000
State [Member]
Operating loss carryforwards, expiration date	Jul. 31, 2037